Prospectus Supplement

June 12, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 12, 2020 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2020

Active International Allocation Portfolio
Advantage Portfolio
Asia Opportunity Portfolio
China Equity Portfolio
Developing Opportunity Portfolio
Emerging Markets Breakout Nations Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Frontier Markets Portfolio
Global Advantage Portfolio
Global Concentrated Real Estate Portfolio
Global Franchise Portfolio
Global Infrastructure Portfolio
Global Opportunity Portfolio
Global Real Estate Portfolio
Global Sustain Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
Multi-Asset Portfolio
Real Assets Portfolio
U.S. Real Estate Portfolio

Effective July 1, 2020, the fifth sentence in the section of each Prospectus entitled "Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

Because purchases of Class A shares of Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Ultra-Short Income and Ultra-Short Municipal Income Portfolios are not subject to a sales charge, and purchases of Class A shares of Morgan Stanley Institutional Fund Trust Short Duration Income Portfolio are subject to a reduced sales charge, you may be subject to the payment of a sales charge by your Financial Intermediary, at time of exchange into Class A shares of a Morgan Stanley Fund, based on the amount that you would have owed if you directly purchased Class A shares of that Morgan Stanley Fund (less any sales charge previously paid in connection with shares exchanged for such shares of Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Short Duration Income, Ultra-Short Income or Ultra-Short Municipal Income Portfolios, as applicable).

Please retain this supplement for future reference.

  IFIFESCPROSPT 5/20

Prospectus Supplement

June 12, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 12, 2020 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2020

Counterpoint Global Portfolio
Emerging Markets Fixed Income Opportunities Portfolio
Global Concentrated Portfolio
Global Core Portfolio
Global Endurance Portfolio
Global Permanence Portfolio
Growth Portfolio
Inception Portfolio
Permanence Portfolio
US Core Portfolio

Effective July 1, 2020, the fourth sentence in the section of each Prospectus entitled "Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

Because purchases of Class A shares of Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Ultra-Short Income and Ultra-Short Municipal Income Portfolios are not subject to a sales charge, and purchases of Class A shares of Morgan Stanley Institutional Fund Trust Short Duration Income Portfolio are subject to a reduced sales charge, you may be subject to the payment of a sales charge by your Financial Intermediary, at time of exchange into Class A shares of a Morgan Stanley Fund, based on the amount that you would have owed if you directly purchased Class A shares of that Morgan Stanley Fund (less any sales charge previously paid in connection with shares exchanged for such shares of Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Short Duration Income, Ultra-Short Income or Ultra-Short Municipal Income Portfolios, as applicable).

Please retain this supplement for future reference.

  IFIFESCPROSPT2 5/20